REVERSE ACQUISITION ACCOUNTING (Tables)	12 Months Ended
Jun. 30, 2022
REVERSE ACQUISITION ACCOUNTING [Abstract]
Reverse Acquisition Accounting	The cost is calculated as the difference in the fair value of the equity instruments that HMAPL is deemed to have issued to acquire the Company and the fair value of the Company’s identifiable net assets, as follows:

December 1, 2020 US$
Fair value of consideration:
Equity (1)	7,401,334
Direct costs relating to the reverse acquisition	10,875
Cash option fee paid to HMAPL	(25,292)
Pre-acquisition loan to HMAPL	(331,471)
Fair value of consideration	7,055,446

Fair value of net assets acquired:
Cash and cash equivalents	1,983,223
Trade and other receivables	33,523
Trade and other payables	(102,426)
Fair value of net assets acquired	1,914,320
Cost of listing	5,141,126

Net cash inflow:
Net cash acquired on reverse acquisition	1,983,223
Direct costs relating to the reverse acquisition	(10,875)
Cash option fee paid to HMAPL	25,292
Pre-acquisition loan to HMAPL	331,471
Net consolidated cash inflow	2,329,111

Notes:

(1)
The fair value of the equity interests deemed to have been issued by HMAPL has been determined based on the underlying share price of the Company on ASX on the deemed date of acquisition (A$0.26 per share on December 1, 2020), adjusted by the fair value of share-based contingent consideration deemed to have been issued to the existing equity holders of the Company and the fair value of share-based contingent consideration issued to the equity holders of HMAPL, resulting in a deemed value of consideration of US$7,401,334, of which US$6,433,752 has been allocated to issued share capital (i.e. ordinary shares and performance shares) and US$967,582 has been allocated to share-based contingent consideration (i.e. listed options, unlisted options, and unlisted performance rights). Note 18 sets out the key assumptions adopted in the valuation of the unlisted options (Series 2-5) included as contingent consideration. In addition, a probability adjustment has been applied to the valuation of the performance shares and performance options included as contingent consideration reflecting the likelihood that the non-market performance conditions associated with them will vest (80% likelihood that the Pre-Feasibility Study Milestone will be achieved and a 20% likelihood that the First Production Milestone will be achieved).